Business Combination (Narrative) (Details)	12 Months Ended		51 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Dec. 01, 2013 USD ($)	Dec. 01, 2013 EUR (€)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities				$ 1,172,081	€ 861,551
Bargain purchase	425,909	0	425,909
Business Combination, Liabilities Assumed, Foreign Exchange Effect	$ 13,596